Schedule I—Condensed Financial Information of the Company - Schedule of Balance Sheets (Details) - Parent [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 20,014	$ 2,742	¥ 23,595
Short term investments	3,694	506
Other receivables and amounts due from subsidiaries and affiliates	454,830	62,312	450,933
Total current assets	478,538	65,560	474,528
Non-current assets:
Investment in subsidiaries	2,512,999	344,279	3,010,729
Investment in an affiliate	1,004,683	137,641
Other non-current asset	17,549	2,404	13,461
Total assets	4,013,769	549,884	3,498,718
Current liabilities:
Other payables and accrued expenses and amounts due to subsidiaries	1,467,253	201,012	1,427,456
Total liabilities	1,467,253	201,012	1,427,456
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued 1,158,913,224 and 1,159,323,224 shares, of which 1,134,236,184 and 1,132,091,984 shares were outstanding as of December 31, 2023 and 2024, respectively)	8,678	1,190	8,675
Treasury Stock	(197)	(27)	(178)
Additional paid-in capital	192,760	26,408	162,721
Retained earnings	2,382,941	326,461	1,927,981
Accumulated other comprehensive loss	(37,666)	(5,160)	(27,936)
Total shareholders’ equity	2,546,516	348,872	2,071,263
Total liabilities and shareholders’ equity	¥ 4,013,769	$ 549,884	¥ 3,498,719